CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Trade notes and accounts receivable, allowance for doubtful accounts	¥ 1,126	¥ 860
Other non-current assets, allowance for doubtful accounts	¥ 467	¥ 515
Common stock, authorized	960,000,000	960,000,000
Common stock, issued	290,150,160	290,150,160
Treasury stock, shares	14,343,952	20,787,044